Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 4, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Investors Trust (on behalf of ING Marsico Growth Portfolio)
File Nos. 811-05629

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Marsico Growth Portfolio, a series of the Registrant, will acquire all of the assets of ING UBS Legg Mason Partners Large Cap Growth Portfolio, a series of ING Partners, Inc., in exchange for shares of ING Marsico Growth Portfolio and the assumption by ING Marsico Growth Portfolio of the known liabilities of ING Legg Mason Partners Large Cap Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 212.641.5627, or Jeffrey S. Puretz at 202.261.3358.

Very truly yours,

/s/ Steven S. Drachman

Steven S. Drachman

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